AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 30, 2025
1933 Act No. 333-287668

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. []
Post-Effective Amendment No. [1]
(Check appropriate box or boxes)

ALLSPRING FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203

(Address of Principal Executive Offices)
(800) 222-8222
(Registrant’s Telephone Number)

Matthew Prasse

Allspring Funds Management, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203

(Name and Address of Agent for Service)

With a copy to:

Jason F. Monfort
Kirkland & Ellis LLP
1301 Pennsylvania Avenue, N.W.
Washington, DC 20004

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing become effective immediately upon filing pursuant to Rule 485(b).

This filing is being made solely for the purpose of adding an exhibit, no other part of the Registration Statement is amended or superseded hereby.

ALLSPRING FUNDS TRUST

PART C
OTHER INFORMATION

Item 15. Indemnification.

Under the terms of the Amended and Restated Declaration of Trust of the Registrant, incorporated by reference as Exhibit 1 hereto, provides for the indemnification of the Registrant’s Trustees, officers, employees and agents. The following sections of Article IX provide as follows:

Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future (each a “Covered Person,” and collectively the “Covered Persons”), shall be personally liable therefor. Notwithstanding any provision in this Article IX, neither the investment adviser, Principal Underwriter or other service providers, nor any officers, employees or other agents of such entities, shall be indemnified pursuant to this Article IX, except that dual officers, employees or other agents of the Trust and such entities shall be entitled to indemnification pursuant to this Article IX but only to the extent that such officer, employee or other agent was acting in his or her capacity as an officer, employee or agent of the Trust in the conduct that gave rise to the claim for indemnification. No Covered Person shall be liable to the Trust or to any Shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Covered Person in good faith on behalf of the Trust, a Series or a Class, and in a manner reasonably believed to be within the scope of authority conferred on such Covered Person by this Declaration, except that a Covered Person shall be liable for any loss, damage or claim incurred by reason of such Covered Person’s bad faith, gross negligence, willful misconduct or reckless disregard of the duties involved in the conduct of his or her office.

Section 2. Mandatory Indemnification. (a) Subject only to the express limitations in the 1940 Act, other applicable laws, and sub-paragraph (b) below, the Trust or the appropriate Series shall indemnify each of its Covered Persons to the fullest extent permitted under the 1940 Act and other applicable laws, including, but not limited to, against all liabilities and expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred in the settlement thereof.

(a) As used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, reasonable attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) Notwithstanding any provision to the contrary contained herein, no Covered Person shall be entitled to indemnification for any liability arising by reason of such Covered Person’s willful misfeasance, bad faith, gross negligence, or the reckless disregard of duties owed to the Trust (“disabling conduct”).

(c) No indemnification or advance shall be made under this Article IX to the extent such indemnification or advance: would be inconsistent with a provision of the Declaration, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or would be inconsistent with any condition expressly imposed by a court in a judgment, order, or approval of a settlement.

(d) Any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that the Covered Person was not liable by reason of disabling conduct by:

(i) a final decision on the merits by a court or other body before whom the proceeding was brought; or
(ii) in the absence of such a decision, by any reasonable and fair means established in accordance with, and subject to the requirements and limitations of, Section 17(h) of the 1940 Act and any interpretation thereunder by the Commission or its staff.

(e) The rights of indemnification herein provided may be insured against by policies of insurance maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(f) To the maximum extent permitted by the 1940 Act and other applicable laws, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Article IX shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Article IX; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Article IX; provided, however, that the Trust shall not be obligated to pay the expenses of any agent acting pursuant to a written contract with the Trust, except to the extent required by such contract.

(g) Any repeal or modification of this Article IX shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, affect any limitation on the liability of any Covered Person in an a manner that would be adverse to such Covered Person or affect any indemnification available to any Covered Person in a manner that would be adverse to such Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 16. Exhibits.

All references to the “Registration Statement” and Post-Effective Amendments thereto in the following list of Exhibits, unless otherwise indicated, refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).

Number	Exhibit Description
(1)	Amended and Restated Declaration of Trust dated December 06, 2021, is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 754, filed July 25, 2022.
(2)	Not applicable
(3)	Not applicable
(4)	Agreement and Plan of Reorganization is incorporated by reference to Exhibit A of Form N-14, filed July 1, 2025.
(5)	Not applicable
(6)(a)	Investment Management Agreement with Allspring Funds Management, LLC, is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 849, filed July 24, 2025.
(6)(b)

Fee and Expense Agreement between Allspring Funds Trust, Allspring Master Trust and Allspring Funds Management, LLC, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 849, filed July 24, 2025.

(6)(c)	Investment Sub-Advisory Agreement with Allspring Global Investments, LLC, is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 849, filed July 24, 2025.
(6)(d)

Expense Assumption Agreement between Allspring Funds Trust and Allspring Funds Management, LLC, is incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 834, filed October 23, 2024.

(6)(e)	Investment Sub-Advisory Agreement with Allspring Global Investments (UK) Limited, is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 849, filed July 24, 2025.
(7)	Distribution Agreement with Allspring Funds Distributor, LLC, is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 849, filed July 24, 2025.
(8)	Not applicable
(9)	Master Custodian Agreement with State Street Bank and Trust Company, is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 849, filed July 24, 2025.
(10)(a)	Distribution Plan, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 849, filed July 24, 2025.
(10)(b)	Rule 18f-3 Multi-Class Plan, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 849, filed July 24, 2025.
(11)	Legal Opinion is incorporated by reference to Exhibit (11) of Form N-14, filed July 1, 2025.
(12)(a)	Consent of Tax Counsel, Kirkland & Ellis LLC, for the merger related to Allspring Adjustable Rate Government Fund into Allspring Ultra Short-Term Income Fund, is filed herewith.
(12)(b)	Consent of Tax Counsel, Kirkland & Ellis LLC, for the merger related to Allspring Discovery Small Cap Growth Fund into Allspring Emerging Growth Fund, is filed herewith.

Number	Exhibit Description
(12)(c)	Consent of Tax Counsel, Kirkland & Ellis LLC, for the merger related to Allspring Large Company Value Fund into Allspring Special Large Cap Value Fund, is filed herewith.
(13)(a)

Securities Lending Agency Agreement by and among Allspring Funds Trust, Allspring Master Trust, Allspring Variable Trust, Allspring Funds Management, LLC and Goldman Sachs Bank USA, is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 754, filed July 25, 2022.

(13)(b)	Class-Level Administration Agreement with Allspring Funds Management, LLC, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 849, filed July 24, 2025.
(13)(c)	Transfer Agency and Service Agreement with DST Asset Manager Solutions, Inc., is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 849, filed July 24, 2025.
(13)(d)	Shareholder Servicing Plan, is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 849, filed July 24, 2025.
(13)(e)

Amended and Restated Shareholder Servicing Agreement with Allspring Funds Distributor, LLC and Allspring Funds Management, LLC, is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 849, filed July 24, 2025.

(13)(f)	Form of Fund of Funds Investment Agreement, is incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 847, filed April 23, 2025.
(14)	Consent of Independent Auditors, KPMG LLP is incorporated by reference to Exhibit (14) of Form N-14, filed July 1, 2025.
(15)	Not applicable.
(16)(a)

Power of Attorney for William R. Ebsworth, Jane A. Freeman, Isaaiah Harris, Jr., David F. Larcker, Olivia S. Mitchell, Timothy J. Penny, James G. Polisson and Pamela Wheelock, is incorporated by reference to Exhibit (j)(1) of Post-Effective Amendment No. 849, filed July 24, 2025.

(16)(b)	Power of Attorney, John Kenney, is incorporated by reference to Exhibit (j)(2) of Post-Effective Amendment No. 841, filed January 23, 2025.
(16)(c)	Power of Attorney, Jeremy DePalma, is incorporated by reference to Exhibit (j)(3) of Post-Effective Amendment No. 849, filed July 24, 2025.

Item 17. Undertakings.

(1) Allspring Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and State of Massachusetts on the 30th day of July, 2025.

ALLSPRING FUNDS TRUST

By: /s/ Maureen E. Towle

Maureen E. Towle
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

/s/ David F. Larcker David F. Larcker* Trustee	/s/ Olivia S. Mitchell Olivia S. Mitchell* Trustee	/s/ Timothy J. Penny Timothy J. Penny* Trustee
/s/ Jane A. Freeman Jane A. Freeman* Trustee	/s/ William R. Ebsworth William R. Ebsworth* Trustee	/s/ Pamela Wheelock Pamela Wheelock* Trustee
/s/ James G. Polisson James G. Polisson* Trustee	/s/ Isaiah Harris, Jr. Isaiah Harris, Jr.* Trustee
/s/ John Kenney John Kenney* President (Principal Executive Officer)	/s/ Jeremy M. DePalma Jeremy M. DePalma* Treasurer (Principal Financial Officer)

*By: /s/ Maureen E. Towle

Maureen E. Towle
As Attorney-In-Fact
July 30, 2025

Exhibit No.	Exhibits
(12)(a)	Consent of Tax Counsel, Kirkland & Ellis LLC, for the merger related to Allspring Adjustable Rate Government Fund into Allspring Ultra Short-Term Income Fund.
(12)(b)	Consent of Tax Counsel, Kirkland & Ellis LLC, for the merger related to Allspring Discovery Small Cap Growth Fund into Allspring Emerging Growth Fund.
(12)(c)	Consent of Tax Counsel, Kirkland & Ellis LLC, for the merger related to Allspring Large Company Value Fund into Allspring Special Large Cap Value Fund.